RISK MANAGEMENT (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Book Value [Member]
IfrsStatementLineItems [Line Items]
Companies	R$ 350,445,791	R$ 316,936,343
Stage 1	315,701,697	284,237,991
Stage 2	11,609,479	6,946,383
Stage 3	23,134,615	25,751,969
Individuals	441,022,363	403,303,243
Stage 1	381,759,894	347,118,719
Stage 2	25,431,262	21,911,700
Stage 3	33,831,207	34,272,824
Total	791,468,154	720,239,586
Fair Value Guarantees [Member]
IfrsStatementLineItems [Line Items]
Companies	248,842,209	177,693,556
Stage 1	225,184,657	167,357,458
Stage 2	8,416,815	5,014,721
Stage 3	15,240,737	5,321,377
Individuals	417,170,096	278,052,177
Stage 1	380,871,896	248,932,254
Stage 2	21,377,870	18,284,746
Stage 3	14,920,330	10,835,177
Total	R$ 666,012,305	R$ 455,745,733